BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amount
Subordinated Debt	$ 120,000	$ 120,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(1,362)	(1,537)
FHLB long-term advances	241	351
Other Long-term Debt	775	775
Total long-term debt	$ 119,654	$ 119,589
Average Rate [Abstract]
Debt, Weighted Average Interest Rate	5.13%	5.13%
Federal Home Loan Bank	1.09%	1.43%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.14%	5.15%
Maturities of Long-term Debt [Abstract]
2013	$ 15
2014	226
2015	0
2016	0
2017	0
Thereafter	$ 119,413